MERRILL LYNCH
ASSET GROWTH
FUND, INC.



FUND LOGO



Semi-Annual Report

February 29, 2000



Officers and Directors
Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Thomas R. Robinson, Senior Vice President
  and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863





Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the propectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH ASSET GROWTH FUND, INC.


Worldwide
Investments as of
February 29, 2000


Breakdown of
Stocks & Fixed-Income                   Percent of
Securities by Country                   Net Assets++

United States                              43.0%
Japan                                      12.8
France                                      6.3
Germany                                     5.9
United Kingdom                              5.1
Netherlands                                 2.7
Sweden                                      2.6
Finland                                     1.6
Brazil                                      1.5
Spain                                       1.2
Canada                                      1.2
Singapore                                   0.9
Norway                                      0.7
Italy                                       0.7
Switzerland                                 0.6
Australia                                   0.5
Austria                                     0.4
Ireland                                     0.4
Hong Kong                                   0.3
South Korea                                 0.3
Bermuda                                     0.2
Denmark                                     0.1
                                          ------
Total                                      89.0%
                                          ======

++Total may not equal 100%.


Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Telecommunications                          8.2%
Electronics                                 5.6
Computer Services/Software                  4.2
Pharmaceuticals                             3.4
Computers                                   3.4
Banking                                     2.5
Laser Systems & Components                  2.1
Chemicals                                   2.1
Distribution                                2.1
Oil-Integrated                              1.9

                                         Percent
Ten Largest Holdings                      of Net
(Equity Investments)                      Assets

Cisco Systems, Inc.                         2.2%
JDS Uniphase Corporation                    2.1
Softbank Corporation                        2.1
Charter Communications, Inc.
 (Class A)                                  1.9
General Electric Company                    1.6
AT&T Corp.-Liberty Media Group
 (Class A)                                  1.5
Microsoft Corporation                       1.3
STMicroelectronics NV
 (NY Registered Shares)                     1.3
AT&T Corp.                                  1.1
EMC Corporation                             1.0



Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


DEAR SHAREHOLDER

As of February 29, 2000, the Fund's asset allocation was: US stocks, 42% of net assets; foreign stocks, 40%; US bonds, 1%, foreign bonds, 6%; and cash reserves, 11%.

During the six months ended February 29, 2000, overall equity representation was reduced from 85% of net assets to 82%. The mix was shifted in favor of foreign equities, which increased from 37% of net assets to 40%, while US common stocks were reduced from 48% of net assets to 42%. Within the foreign equity sector, we enlarged our commitment to emerging markets. We also maintained a significant commitment to Japan. We restored the hedge of our Japanese equity position back into US dollars, since we foresee a weakening yen in the months ahead. We reduced our allocation to the United Kingdom through the liquidation of several positions, including British Telecommunications PLC and BP Amoco PLC. Within Europe, we kept significant representation in telecommunications services and equipment, technology and media, consistent with our substantial commitment to new economy sectors globally.

Our allocation within the US equity sector reflects our focus on technology and related areas. These groups appear to us to be capable of exhibiting consistent and above-average revenue and earnings growth over the next several years, even if the US economy slows down. Our largest industry representations included computer software and services and technology hardware and equipment. At the same time, significant representation was maintained in consumer staples, healthcare and financial services.

We maintained a defensive position in the fixed-income area, with the major portion of the cash reserve sector considered as part of the fixed-income representation. We expect the US Federal Reserve Board to continue to tighten monetary policy in an effort to prevent a resurgence of inflation. We believe this restrictive policy bias will be followed until the US economy exhibits a slowdown. In such an environment, there is limited potential for a decline in yields on US securities with maturities of 10 years or less. In the foreign bond sector, we maintained our commitments in German and UK obligations, which we believe offer a favorable risk/reward relationship.

In Conclusion
On January 12, 2000, Merrill Lynch Asset Growth Fund Inc.'s Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch Global Allocation Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund, Merrill Lynch Asset Income Fund, Inc. and Global Opportunity Portfolio of Merrill Lynch Asset Builder Program, Inc. in exchange for newly issued shares of Merrill
Lynch Global Allocation Fund, Inc. These Funds are registered, non-diversified, open-end management investment companies, except the Global Opportunity Portfolio, which is diversified.
All four entities are managed by Merrill Lynch Asset Management, L.P.

We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



March 28, 2000



PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/99                       +22.78%        +16.34%
Five Years Ended 12/31/99                 +11.78         +10.58
Inception (9/02/94)
through 12/31/99                          + 9.66         + 8.56

 *Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A
  Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the inception period.)
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/99                       +21.63%        +17.63%
Five Years Ended 12/31/99                 +10.65         +10.65%
Inception (9/02/94)
through 12/31/99                          + 8.56         + 8.56

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/99                       +21.56%        +20.56%
Five Years Ended 12/31/99                 +10.62         +10.62
Inception (10/21/94)
through 12/31/99                          + 9.08         + 9.08

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**
Class D Shares*

Year Ended 12/31/99                       +22.45%        +16.02%
Five Years Ended 12/31/99                 +11.50         +10.30
Inception (10/21/94)
through 12/31/99                          + 9.95         + 8.82

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                              6 Month        12 Month    Since Inception
As of February 29, 2000                                     Total Return   Total Return    Total Return
ML Asset Growth Fund, Inc. Class A Shares                      +16.62%        +23.64%         +61.36%
ML Asset Growth Fund, Inc. Class B Shares                      +16.00         +22.37          +52.59
ML Asset Growth Fund, Inc. Class C Shares                      +16.00         +22.30          +54.75
ML Asset Growth Fund, Inc. Class D Shares                      +16.55         +23.42          +61.60

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
 Fund's since inception dates are from 9/02/94 for Class A & Class B
 Shares and from 10/21/94 for Class C & Class D Shares.


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                    Value  Net Assets
Australia    Broadcasting                500    The News Corporation Limited (Convertible
             & Publishing                       Preferred) (ADR)(a)                                       $   25,156    0.4%

             Diversified               1,000    Broken Hill Proprietary Company Limited                        9,884    0.1

                                                Total Common Stocks in Australia                              35,040    0.5


Austria      Paper Products              500    Mayr-Melnhof Karton AG                                        27,478    0.4

                                                Total Common Stocks in Austria                                27,478    0.4


Bermuda      Telecommunications &        300  ++Global Crossing Ltd.                                          13,987    0.2
             Equipment

                                                Total Common Stocks in Bermuda                                13,987    0.2


Brazil       Diversified               1,000  ++Companhia Vale do Rio Doce 'A' (Preferred)                    26,561    0.4

             Forest Products           1,050    Aracruz Celulose SA (ADR)(a)                                  21,984    0.3

             Oil--Integrated          41,000    Petroleo Brasileiro SA                                         9,963    0.1
             Telecommunications          810    Embratel Participacoes SA (ADR)(a)                            19,440    0.3
                                         176    Telecomunicacoes Brasileiras SA-Telebras (Preferred
                                                Block) (ADR)(a)                                               25,916    0.4
                                                                                                         -----------  ------
                                                                                                              45,356    0.7

                                                Total Common Stocks in Brazil                                103,864    1.5


Canada       Oil                         400    Alberta Energy Company Ltd.                                   10,861    0.2

             Paper Products            2,000    Domtar, Inc.                                                  23,570    0.3

             Telecommunications          300    BCE Inc.                                                      32,981    0.5
                                         609    Teleglobe Inc.                                                15,606    0.2
                                                                                                         -----------  ------
                                                                                                              48,587    0.7

                                                Total Common Stocks in Canada                                 83,018    1.2


Denmark      Commercial Services         100  ++ISS International Service System A/S 'B'                       6,677    0.1

                                                Total Common Stocks in Denmark                                 6,677    0.1


Finland      Communications Equipment    316    Nokia Oyj                                                     62,979    0.9

             Diversified                 850    Amer Group Ltd.                                               22,096    0.3

             Insurance                   370    Sampo Insurance Company Ltd. 'A'                              12,646    0.2

             Paper & Forest Products     545    UPM-Kymmene Oyj                                               15,112    0.2

                                                Total Common Stocks in Finland                               112,833    1.6


France       Chemicals                   447    Aventis SA                                                    22,810    0.3

             Electronics                 700    Thomson CSF                                                   27,632    0.4

             Foods                       126    Groupe Danone                                                 25,330    0.4

             Information Processing       50    Cap Gemini SA                                                 13,768    0.2

             Insurance                   215    Axa                                                           27,014    0.4

             Metals                      725    Pechiney SA 'A'                                               42,301    0.6

             Multimedia                  300  ++Thomson Multimedia                                            39,513    0.6

             Oil--Related                228    Total Fina SA 'B'                                             30,184    0.4

             Reinsurance                 723    Scor                                                          28,958    0.4

             Semiconductor Capital       428    STMicroelectronics NV (NY Registered Shares)                  85,600    1.3
             Equipment


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                    Value  Net Assets
France       Telecommunications          308    France Telecom SA                                         $   49,671    0.7%
(concluded)
             Utilities--Water            348    Vivendi                                                       40,877    0.6

                                                Total Common Stocks in France                                433,658    6.3


Germany      Chemicals                   270    Henkel KGaA (Preferred)                                       14,142    0.2

             Electronics Components       55  ++Epcos AG                                                       7,784    0.1

             Multi-Industry              350    Veba AG                                                       15,636    0.2

                                                Total Common Stocks in Germany                                37,562    0.5


Hong Kong    Multi-Industry            1,200    Hutchison Whampoa Limited                                     18,811    0.3

                                                Total Common Stocks in Hong Kong                              18,811    0.3


Ireland      Banking                   4,200    Bank of Ireland                                               24,505    0.4

                                                Total Common Stocks in Ireland                                24,505    0.4


Italy        Oil & Gas Producers       3,700    ENI SpA                                                       17,206    0.3

             Publishing                  700    Mondadori (Arnoldo) Editore SpA                               29,317    0.4

                                                Total Common Stocks in Italy                                  46,523    0.7


Japan        Appliances                   81    Sony Corporation (ADR)(a)                                     25,383    0.4

             Automobiles                 255    Honda Motor Co., Ltd. (ADR)(a)                                17,213    0.2
                                         337    Toyota Motor Corporation (ADR)(a)                             27,402    0.4
                                                                                                         -----------  ------
                                                                                                              44,615    0.6

             Banking                   2,000    The Bank of Tokyo-Mitsubishi, Ltd.                            24,487    0.4
                                       3,000    The Sanwa Bank, Ltd.                                          27,609    0.4
                                       2,000    The Sumitomo Bank, Ltd.                                       23,613    0.3
                                                                                                         -----------  ------
                                                                                                              75,709    1.1

             Chemicals                 1,000    Shin-Etsu Chemical Co., Ltd.                                  54,162    0.8

             Computers                 2,000    NEC Corporation                                               44,695    0.6
                                         342    TDK Corporation (ADR)(a)                                      32,490    0.5
                                                                                                         -----------  ------
                                                                                                              77,185    1.1

             Consumer--Electronics     1,000    Matsushita Electric Industrial Company, Ltd.                  29,129    0.4

             Cosmetics/Toiletries      1,000    Kao Corporation                                               26,535    0.4

             Distribution                100    Softbank Corporation                                         145,647    2.1

             Diversified Companies     2,000    Olympus Optical Co., Ltd.                                     26,672    0.4

             Electronic Components       250    Kyocera Corporation (ADR)(a)                                  45,984    0.7

             Electronics               1,000    Fujitsu Limited                                               33,226    0.4
                                       1,000    Hitachi Ltd.                                                  13,645    0.2
                                       3,000    Toshiba Corporation                                           24,496    0.4
                                                                                                         -----------  ------
                                                                                                              71,367    1.0

             Glass                     5,000    Nippon Sheet Glass Company, Ltd.                              45,287    0.7

             Insurance                 2,000    The Tokio Marine & Fire Insurance Co. Ltd.                    18,260    0.3

             Internet                    100  ++Internet Initiative Japan Inc. (ADR)(a)                       10,469    0.2

             Machine Tools &           2,000    Minebea Company Ltd.                                          23,030    0.3
             Machinery

             Merchandising             1,000    Marui Co., Ltd.                                               13,108    0.2

             Pharmaceuticals           1,000    Takeda Chemical Industries, Ltd.                              56,438    0.8

             Retail                      384    Ito-Yokado Co., Ltd. (ADR)(a)                                 22,992    0.3

             Retail--Stores            1,000    The Daimaru, Inc.                                              3,213    0.0

             Steel                    10,000    Nippon Steel Corporation                                      21,119    0.3

             Telecommunications            2    Nippon Telegraph & Telephone Corporation (NTT)                27,673    0.4

             Transport Services            4    East Japan Railway Company                                    18,060    0.3

                                                Total Common Stocks in Japan                                 882,037   12.8


Netherlands  Broadcasting &              595    Wolters Kluwer NV 'A'                                         21,202    0.3
             Publishing

             Business & Public           300    Vedior NV 'A'                                                  2,831    0.0
             Services

             Computer Software           110    Getronics NV                                                   9,214    0.1

             Computers                   100  ++Equant                                                        11,303    0.2

             Electronics                 200    Koninklijke (Royal) Philips Electronics NV (NY
                                                Registered Shares)                                            38,300    0.6

             Electronics Components      160  ++ASM Lithography Holding NV                                    20,373    0.3

             Foods                     1,400    CSM NV                                                        26,958    0.4

             Publishing                  750    VNU NV                                                        51,738    0.7

             Retail                      385    Vendex KBB NV                                                  6,639    0.1

                                                Total Common Stocks in the Netherlands                       188,558    2.7


Norway       Chemicals                   320    Norsk Hydro ASA                                               11,921    0.2

             Computer Software         1,700    Merkantildata ASA                                             19,658    0.3

             Telecommunications        1,100  ++Tandberg Television ASA                                        9,769    0.1

             Transport Services          500    Bergesen d.y. ASA 'B'                                          8,196    0.1

                                                Total Common Stocks in Norway                                 49,544    0.7


Singapore    Airlines                  1,000    Singapore Airlines Limited                                     9,282    0.2

             Construction & Housing    2,000    City Developments Limited                                      8,122    0.1

             Electronics Components      720  ++Flextronics International Ltd.                                43,785    0.6

                                                Total Common Stocks in Singapore                              61,189    0.9


South        Electronics                  40    Samsung Electronics                                            9,053    0.1
Korea
             Steel                       400    Pohang Iron & Steel Company Ltd. (ADR)(a)                     10,050    0.2

                                                Total Common Stocks in South Korea                            19,103    0.3


Spain        Petroleum--Domestic       1,100    Repsol-YPF, SA                                                20,811    0.3

             Telecommunications        1,440  ++Telefonica, SA                                                41,385    0.6

             Utilities--Electric       1,100    Endesa, SA                                                    23,268    0.3

                                                Total Common Stocks in Spain                                  85,464    1.2


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                    Value  Net Assets
Sweden       Appliances                1,200    Electrolux AB 'B'                                         $   22,585    0.3%

             Auto & Truck                320    Autoliv, Inc.                                                  8,541    0.1

             Automobile Parts          1,400    Haldex AB                                                     15,729    0.2

             Diversified Companies       700    Custos AB 'B'                                                 17,406    0.3

             Investment Management     3,400    Investment AB Bure                                            24,820    0.4

             Paper Products            1,600    Stora Enso Oyj 'R'                                            16,151    0.2

             Real Estate               2,200    Castellum AB                                                  17,817    0.2
             Investment Trust            950    Fastighets AB Tornet                                          11,974    0.2
                                                                                                         -----------  ------
                                                                                                              29,791    0.4

             Telecommunications &        500    Telefonaktiebolaget LM Ericsson 'B'                           47,850    0.7
             Equipment

                                                Total Common Stocks in Sweden                                182,873    2.6


Switzerland  Business &                   11    Adecco SA (Registered Shares)                                  8,703    0.1
             Public Services

             Drugs                         8    Novartis AG (Registered Shares)                               10,185    0.2

             Pharmaceuticals               2    Roche Holding AG (Genuss)                                     21,554    0.3

                                                Total Common Stocks in Switzerland                            40,442    0.6


United       Banking                   1,665    HSBC Holdings PLC                                             19,385    0.3
Kingdom
             Beverages                 2,608    Diageo PLC                                                    19,907    0.3

             Cable                     1,600  ++Telewest Communications PLC                                   10,988    0.1
             Television Services

             Diversified               6,400    Billiton PLC                                                  26,169    0.4

             Drugs                       455    AstraZeneca Group PLC                                         14,790    0.2

             Household Products        1,750    Reckitt Benckiser PLC                                         15,209    0.2

             Leisure                   5,600    Hilton Group PLC                                              20,488    0.3

             Oil--Integrated           1,500    Shell Transport & Trading Company (ADR)(a)                    62,344    0.9

             Pharmaceuticals             720    Glaxo Wellcome PLC                                            17,255    0.3
                                       1,530    SmithKline Beecham PLC                                        17,137    0.2
                                                                                                         -----------  ------
                                                                                                              34,392    0.5

             Telecommunications          600    Cable & Wireless PLC                                          12,456    0.2
                                         305  ++Energis PLC                                                   15,432    0.2
                                       8,400    Vodafone AirTouch PLC                                         47,110    0.7
                                                                                                         -----------  ------
                                                                                                              74,998    1.1

             Transport Services          400    The Peninsular and Oriental Steam Navigation Company           4,506    0.1

                                                Total Common Stocks in the United Kingdom                    303,176    4.4


United       Aerospace                   200    The Boeing Company                                             7,375    0.1
States
             Aerospace & Defense         600    United Technologies Corporation                               30,563    0.5

             Application                 400  ++Siebel Systems, Inc.                                          55,475    0.8
             Development
             Software

             Banking                     615    Bank of America Corporation                                   28,328    0.4
                                         100    The Bank of New York Company, Inc.                             3,331    0.1
                                         200    The Chase Manhattan Corporation                               15,925    0.2
                                                                                                         -----------  ------
                                                                                                              47,584    0.7

             Beverages                   200    The Coca-Cola Company                                          9,687    0.1
                                       1,050    PepsiCo, Inc.                                                 33,863    0.5
                                                                                                         -----------  ------
                                                                                                              43,550    0.6

             Broadcast                   200  ++UnitedGlobalCom Inc. (Class A)                                20,900    0.3

             Broadcasting & Publishing   200  ++TV Guide, Inc. (Class A)                                       9,413    0.2

             Broadcasting/Cable        2,000  ++AT&T Corp.-Liberty Media Group (Class A)                     104,500    1.5

             Building Products           500  ++American Tower Corporation (Class A)                          24,625    0.4

             Business Services           200  ++Oracle Corporation                                            14,838    0.2

             Cable                     7,600  ++Charter Communications, Inc. (Class A)                       133,475    1.9

             Chemicals                   450    E.I. du Pont de Nemours and Company                           22,725    0.3
                                         500    Rohm and Haas Company                                         20,188    0.3
                                                                                                         -----------  ------
                                                                                                              42,913    0.6

             Commerce                    100  ++Onvia.com, Inc.                                                2,100    0.0

             Commercial Services         450  ++Convergys Corporation                                         17,325    0.3

             Computer Services/Software  200  ++America Online, Inc.                                          11,800    0.2
                                       1,170  ++Cisco Systems, Inc.                                          154,586    2.2
                                         350    International Business Machines Corporation                   35,700    0.5
                                         980  ++Microsoft Corporation                                         87,526    1.3
                                                                                                         -----------  ------
                                                                                                             289,612    4.2

             Computer Software           100  ++Digex, Inc.                                                   16,206    0.2
                                         200  ++i2 Technologies, Inc.                                         32,700    0.5
                                         300  ++Symantec Corporation                                          21,431    0.3
                                         200  ++Yahoo! Inc.                                                   31,938    0.5
                                                                                                         -----------  ------
                                                                                                             102,275    1.5

             Computers                   300    Compaq Computer Corporation                                    7,462    0.1
                                         600  ++EMC Corporation                                               71,400    1.0
                                         540  ++Sun Microsystems, Inc.                                        51,435    0.8
                                         280    Tandy Corporation                                             10,658    0.2
                                                                                                         -----------  ------
                                                                                                             140,955    2.1

             Conglomerates               450    Honeywell International Inc.                                  21,656    0.3

             Cosmetics                   200    The Gillette Company                                           7,050    0.1

             Electric & Gas              500  ++Calpine Corporation                                           45,750    0.7

             Electrical & Electronics    100  ++The AES Corporation                                            8,381    0.1


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                    Value  Net Assets
United       Electronics                 200  ++Broadcom Corporation (Class A)                           $    39,463    0.6%
States                                   850    General Electric Company                                     112,359    1.6
(concluded)                              505    Intel Corporation                                             57,065    0.8
                                         200    Texas Instruments Incorporated                                33,300    0.5
                                                                                                         -----------  ------
                                                                                                             242,187    3.5

             Finance                     100    Federal Home Loan Mortgage Association                         4,175    0.1

             Financial Services          350    Associates First Capital Corporation (Class A)                 6,956    0.1
                                         830    Citigroup Inc.                                                42,901    0.6
                                         800    Wells Fargo Company                                           26,450    0.4
                                                                                                         -----------  ------
                                                                                                              76,307    1.1

             Financial                   600    Household International, Inc.                                 19,162    0.3
             Services--Consumer

             Healthcare--Products &      500    Columbia/HCA Healthcare Corporation                            9,656    0.1
             Services

             Hotels                      300  ++3Com Corporation                                              29,456    0.4

             Household Products          250    Colgate-Palmolive Company                                     13,047    0.2
                                         300    The Procter & Gamble Company                                  26,400    0.4
                                                                                                         -----------  ------
                                                                                                              39,447    0.6

             Information Processing    1,000  ++Unisys Corporation                                            29,938    0.4

             Insurance                   450    AXA Financial, Inc.                                           13,472    0.2
                                         275    American International Group, Inc.                            24,320    0.3
                                         200  ++Clear Channel Communications, Inc.                            13,325    0.2
                                         400  ++Sprint Corp. (PCS Group)                                      20,700    0.3
                                                                                                         -----------  ------
                                                                                                              71,817    1.0

             Internet Content            100  ++Net.Genesis Corp.                                              5,675    0.1

             Internet Software           100  ++MatrixOne Inc.                                                 2,500    0.0

             Internetworking             200  ++InfoSpace.com, Inc.                                           43,437    0.6
                                         200  ++Inktomi Corporation                                           27,413    0.4
                                         100  ++Internet Capital Group, Inc.                                  10,569    0.2
                                                                                                         -----------  ------
                                                                                                              81,419    1.2

             Laser Systems &             560  ++JDS Uniphase Corporation                                     147,595    2.1
             Components

             Medical Technology          400    Johnson & Johnson                                             28,700    0.4

             Metals                      600    Alcoa Inc.                                                    41,100    0.6

             Natural Gas               1,000    Enron Corp.                                                   69,000    1.0

             Natural Resources           650    Burlington Resources Inc.                                     17,956    0.3

             Oil--Integrated             858    Exxon Mobil Corporation                                       64,618    0.9

             Oil Services                560    Schlumberger Limited                                          41,370    0.6

             Paper & Forest Products     400    International Paper Company                                   14,725    0.2

             Petroleum                   650    Unocal Corporation                                            17,388    0.3

             Pharmaceutical--            350    American Home Products Corporation                            15,225    0.2
             Diversified

             Pharmaceutical--            300    Pharmacia & Upjohn, Inc.                                      14,288    0.2
             Prescription

             Pharmaceuticals             550    Bristol-Myers Squibb Company                                  31,247    0.5
                                         500    Cardinal Health, Inc.                                         20,625    0.3
                                         100    Eli Lilly and Company                                          5,944    0.1
                                         700    Merck & Co., Inc.                                             43,094    0.6
                                         750    Pfizer Inc.                                                   24,094    0.3
                                                                                                         -----------  ------
                                                                                                             125,004    1.8

             Radio & Television          700  ++AMFM Inc.                                                     42,962    0.6

             Retail                      400  ++Federated Department Stores, Inc.                             14,675    0.2

             Retail--Specialty           715    Lowe's Companies, Inc.                                        34,052    0.5

             Retail--Stores            1,250  ++Safeway Inc.                                                  48,203    0.7
                                         840    Wal-Mart Stores, Inc.                                         40,898    0.6
                                                                                                         -----------  ------
                                                                                                              89,101    1.3

             Semiconductors              339    Motorola, Inc.                                                57,799    0.8

             Systems Software            400  ++Network Associates, Inc.                                      12,175    0.2

             Telecommunications        1,493    AT&T Corp.                                                    73,810    1.1
                                         200  ++Adelphia Business Solutions, Inc.                             10,275    0.1
                                         450  ++Amdocs Limited                                                33,384    0.5
                                       1,100    GTE Corporation                                               64,900    0.9
                                         200  ++Global TeleSystems Group, Inc.                                 5,000    0.1
                                         200  ++Latitude Communications, Inc.                                  4,175    0.1
                                         600    Lucent Technologies Inc.                                      35,700    0.5
                                         945  ++MCI WorldCom Inc.                                             42,171    0.6
                                                                                                         -----------  ------
                                                                                                             269,415    3.9

             Wireless Communication--    200  ++Nextel Communications, Inc. (Class A)                         27,350    0.4
             Domestic Paging
             & Cellular

                                                Total Common Stocks in the United States                   2,926,552   42.4


                                                Total Investments in Common Stocks
                                                (Cost--$4,128,376)                                         5,682,894   82.3


                                   Face
                                  Amount                Fixed-Income Securities

Germany      Foreign          Euro   387,000    BundesObligation, 4.75% due 11/20/2001                       374,467    5.4
             Government
             Obligations
                                                Total Fixed-Income Securities in Germany                     374,467    5.4


United       Foreign          Pound   30,000    United Kingdom Treasury Gilt, 7.25% due 12/07/2007            51,440    0.7
Kingdom      Government       Sterling
             Obligations

                                                Total Fixed-Income Securities in the United Kingdom           51,440    0.7


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
                                       Face                                                                        Percent of
COUNTRY      Industries               Amount             Fixed-Income Securities                            Value  Net Assets
United       US Government    US$     40,000    US Treasury Notes, 5% due 4/30/2001                       $   39,381    0.6%
States       Obligations

                                                Total Fixed-Income Securities in the United States            39,381    0.6


                                                Total Investments in Fixed-Income Securities
                                                (Cost--$517,861)                                             465,288    6.7


                                                        Short-Term Securities

             US Government    US$    767,000    Federal Home Loan Banks, 5.72% due 3/01/2000                 767,000   11.1
             Agency
             Obligations*

             Total Investments in Short-Term Securities
             (Cost--$767,000)                                                                                767,000   11.1


             Total Investments (Cost--$5,413,237)                                                          6,915,182  100.1

             Unrealized Appreciation on Forward Exchange Contracts++++                                        34,163    0.5

             Liabilities in Excess of Other Assets                                                           (42,832)  (0.6)
                                                                                                         -----------  ------
             Net Assets                                                                                  $ 6,906,513  100.0%
                                                                                                         ===========  ======



          (a)American Depositary Receipts (ADR).
            *US Government Agency Obligations are traded on a discount basis;
             the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
           ++Non-income producing security.
         ++++Forward foreign exchange contracts as of February 29, 2000 were as follows:

                                                     Unrealized
             Foreign                Expiration      Appreciation
             Currency Purchased        Date        (Depreciation)

             YEN 5,000,000          April 2000          $ (2,467)

             (US$ Commitment--$48,290)                  $ (2,467)
                                                        --------

             Foreign
             Currency Sold
             YEN 90,000,000         April 2000          $ 36,630

             (US$ Commitment--$861,425)                 $ 36,630
                                                        --------

             Total Unrealized Appreciation on Forward
             Foreign Exchange Contracts--Net            $ 34,163
                                                        ========

             See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
                    As of February 29, 2000
Assets:             Investments, at value (identified cost--$5,413,237)                                      $ 6,915,182
                    Unrealized appreciation on forward foreign exchange contracts                                 34,163
                    Foreign cash                                                                                   4,124
                    Receivables:
                      Capital shares sold                                                   $     8,212
                      Dividends                                                                   6,485
                      Interest                                                                    6,402
                      Forward foreign exchange contracts                                             68           21,167
                                                                                            -----------
                    Prepaid registration fees and other assets                                                    49,102
                                                                                                             -----------
                    Total assets                                                                               7,023,738
                                                                                                             -----------

Liabilities:        Payables:
                      Capital shares redeemed                                                    23,666
                      Securities purchased                                                       18,374
                      Distributor                                                                 4,768           46,808
                                                                                            -----------
                    Accrued expenses and other liabilities                                                        70,417
                                                                                                             -----------
                    Total liabilities                                                                            117,225
                                                                                                             -----------

Net Assets:         Net assets                                                                               $ 6,906,513
                                                                                                             ===========

Net Assets          Class A Shares of Common Stock, $.10 par value, 100,000,000
Consist of:         shares authorized                                                                        $     5,786
                    Class B Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                             48,856
                    Class C Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                              3,705
                    Class D Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                              2,509
                    Paid-in capital in excess of par                                                           5,503,328
                    Accumulated investment loss--net                                                            (154,613)
                    Accumulated realized capital losses on investments and foreign
                    currency transactions--net                                                                   (39,186)
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                          1,536,128
                                                                                                             -----------
                    Net assets                                                                               $ 6,906,513
                                                                                                             ===========

Net Asset Value:    Class A--Based on net assets of $668,774 and 57,862
                             shares outstanding                                                              $     11.56
                                                                                                             ===========
                    Class B--Based on net assets of $5,530,285 and 488,558
                             shares outstanding                                                              $     11.32
                                                                                                             ===========
                    Class C--Based on net assets of $416,465 and 37,053
                             shares outstanding                                                              $     11.24
                                                                                                             ===========
                    Class D--Based on net assets of $290,989 and 25,091
                             shares outstanding.                                                             $     11.60
                                                                                                             ===========

                    See Notes to Financial Statements.


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


STATEMENT OF OPERATIONS
                    For the Six Months Ended February 29, 2000
Investment          Interest and discount earned                                                             $    26,700
Income:             Dividends (net of $1,096 foreign witholding tax)                                              19,046
                                                                                                             -----------
                    Total income                                                                                  45,746
                                                                                                             -----------

Expenses:           Accounting services                                                     $    48,844
                    Printing and shareholder reports                                             33,616
                    Account maintenance and distribution fees--Class B                           26,462
                    Professional fees                                                            25,724
                    Registration fees                                                            24,634
                    Investment advisory fees                                                     24,557
                    Custodian fees                                                               11,822
                    Transfer agent fees--Class B                                                 11,189
                    Directors' fees and expenses                                                  6,637
                    Account maintenance and distribution fees--Class C                            2,011
                    Transfer agent fees--Class A                                                  1,169
                    Transfer agent fees--Class C                                                    937
                    Transfer agent fees--Class D                                                    527
                    Account maintenance fees--Class D                                               331
                    Other                                                                         6,456
                                                                                            -----------
                    Total expenses before reimbursement                                         224,916
                    Reimbursement of expenses                                                   (24,557)
                                                                                            -----------
                    Total expenses after reimbursement                                                           200,359
                                                                                                             -----------
                    Investment loss--net                                                                        (154,613)
                                                                                                             -----------

Realized &          Realized gain (loss) from:
Unrealized            Investments--net                                                          336,801
Gain (Loss) on        Foreign currency transactions--net                                         (5,710)         331,091
Investments &                                                                               -----------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net                                                          779,131
                      Foreign currency transactions--net                                         34,324          813,455
                                                                                            -----------      -----------
                    Net Increase in Net Assets Resulting from Operations                                     $   989,933
                                                                                                             ===========

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             For the         For the
                                                                                            Six Months        Year
                                                                                              Ended           Ended
                                                                                           February 29,     August 31,
                    Increase (Decrease) in Net Assets:                                         2000            1999
Operations:         Investment loss--net                                                    $  (154,613)     $  (288,935)
                    Realized gain on investments and foreign currency
                    transactions--net                                                           331,091          707,019
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                      813,455          837,402
                                                                                            -----------      -----------
                    Net increase in net assets resulting from operations                        989,933        1,255,486
                                                                                            -----------      -----------

Distributions to    Realized gain on investments--net:
Shareholders:         Class A                                                                   (68,032)         (14,379)
                      Class B                                                                  (594,317)         (26,308)
                      Class C                                                                   (45,766)          (2,164)
                      Class D                                                                   (30,247)          (1,193)
                                                                                            -----------      -----------
                    Net decrease in net assets resulting from distributions
                    to shareholders                                                            (738,362)         (44,044)
                                                                                            -----------      -----------

Capital Share       Net increase (decrease) in net assets derived from capital
Transactions:       share transactions                                                          467,139       (3,790,567)
                                                                                            -----------      -----------

Net Assets:         Total increase (decrease) in net assets                                     718,710       (2,579,125)
                    Beginning of period                                                       6,187,803        8,766,928
                                                                                            -----------      -----------
                    End of period                                                           $ 6,906,513      $ 6,187,803
                                                                                            ===========      ===========

                    See Notes to Financial Statements.


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000

FINANCIAL HIGHLIGHTS
                                                                                           Class A
                                                                      For the
                                                                        Six
The following per share data and ratios have been derived              Months
from information provided in the financial statements.                 Ended
                                                                     Feb. 29,          Forthe Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 2000++     1999++    1998++   1997++      1996
Per Share           Net asset value, beginning of period              $  11.10   $   9.57  $  12.28  $  10.13   $   9.90
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                         (.22)      (.23)      .03       .01        .12
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     1.98       1.83      (.87)     2.30        .34
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.76       1.60      (.84)     2.31        .46
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --      (.32)     (.01)      (.16)
                      In excess of investment income--net                   --         --      (.03)     (.15)      (.07)
                      Realized gain on investments--net                  (1.30)      (.07)    (1.52)       --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                    (1.30)      (.07)    (1.87)     (.16)      (.23)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  11.56   $  11.10  $   9.57  $  12.28   $  10.13
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  16.62%+++  16.76%    (7.49%)   23.06%      4.71%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                       5.18%*     4.46%     2.82%     2.79%      2.47%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             5.93%*     5.22%     3.57%     3.61%      3.75%
                                                                      ========   ========  ========  ========   ========
                    Investment income (loss)--net                       (3.80%)*   (2.40%)     .31%      .13%      1.16%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)           $   669   $    502   $ 2,053   $ 1,803    $ 1,352
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  26.13%    141.99%   104.48%   128.28%    120.43%
                                                                      ========   ========  ========  ========   ========

                                                                                           Class B
                                                                       For the
                                                                         Six
The following per share data and ratios have been derived               Months
from information provided in the financial statements.                  Ended
                                                                      Feb. 29,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 2000++    1999++     1998++    1997++     1996
Per Share           Net asset value, beginning of period              $  10.95   $   9.51  $  12.20  $  10.09   $   9.83
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                         (.27)      (.44)     (.08)     (.11)       .01
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     1.94       1.93      (.86)     2.30        .35
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.67       1.49      (.94)     2.19        .36
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --      (.21)       --++++   (.07)
                      In excess of investment income--net                   --         --      (.02)     (.08)      (.03)
                      Realized gain on investments--net                  (1.30)      (.05)    (1.52)       --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                    (1.30)      (.05)    (1.75)     (.08)      (.10)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  11.32   $  10.95  $   9.51  $  12.20   $  10.09
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  16.00%+++  15.66%    (8.45%)   21.81%      3.65%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                       6.23%*     6.15%     3.86%     3.84%      3.50%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             6.97%*     6.89%     4.61%     4.67%      4.78%
                                                                      ========   ========  ========  ========   ========
                    Investment income (loss)--net                       (4.83%)*   (4.17%)    (.73%)    (.94%)      .13%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)           $ 5,530    $ 5,080   $ 5,946   $ 8,403   $  8,141
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  26.13%    141.99%   104.48%   128.28%    120.43%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000

FINANCIAL HIGHLIGHTS (concluded)
                                                                                                 Class C
                                                                       For the
                                                                         Six
The following per share data and ratios have been derived               Months
from information provided in the financial statements.                  Ended
                                                                      Feb. 29,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 2000++     1999++    1998++    1997++      1996
Per Share           Net asset value, beginning of period              $  10.88   $   9.45  $  12.13  $  10.05   $   9.82
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment loss--net                                  (.27)      (.44)     (.08)     (.11)      (.04)
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     1.93       1.92      (.86)     2.28        .39
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.66       1.48      (.94)     2.17        .35
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --      (.20)       --++++   (.08)
                      In excess of investment income--net                   --         --      (.02)     (.09)      (.04)
                      Realized gain on investments--net                  (1.30)      (.05)    (1.52)       --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                    (1.30)      (.05)    (1.74)     (.09)      (.12)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  11.24   $  10.88  $   9.45  $  12.13   $  10.05
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  16.00%+++  15.65%    (8.47%)   21.71%      3.61%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                       6.27%*     6.16%     3.88%     3.86%      3.52%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             7.02%*     6.91%     4.63%     4.68%      4.81%
                                                                      ========   ========  ========  ========   ========
                    Investment income (loss)--net                       (4.88%)*   (4.19%)    (.73%)    (.94%)      .09%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $    417   $    373  $    459  $    572   $    438
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  26.13%    141.99%   104.48%   128.28%    120.43%
                                                                      ========   ========  ========  ========   ========

                                                                                            Class D
                                                                       For the
                                                                         Six
The following per share data and ratios have been derived               Months
from information provided in the financial statements.                  Ended
                                                                      Feb. 29,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 2000++    1999++     1998++    1997++      1996
Per Share           Net asset value, beginning of period              $  11.14   $   9.61  $  12.28  $  10.11   $   9.88
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                         (.23)      (.36)       --++++  (.02)       .08
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     1.99       1.94      (.86)     2.30        .36
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.76       1.58      (.86)     2.28        .44
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --      (.27)     (.01)      (.15)
                      In excess of investment income--net                   --         --      (.02)     (.10)      (.06)
                      Realized gain on investments--net                  (1.30)      (.05)    (1.52)       --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                    (1.30)      (.05)    (1.81)     (.11)      (.21)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  11.60   $  11.14  $   9.61  $  12.28   $  10.11
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  16.55%+++  16.45%    (7.66%)   22.66%      4.51%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                       5.43%*     5.39%     3.07%     3.05%      2.72%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             6.18%*     6.14%     3.82%     3.92%      4.00%
                                                                      ========   ========  ========  ========   ========
                    Investment income (loss)--net                       (4.05%)*   (3.42%)     .02%     (.21%)      .93%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $    291   $    233  $    309  $    564    $ 1,313
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  26.13%    141.99%   104.48%   128.28%    120.43%
                                                                      ========   ========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Asset Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contacts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Options--The Fund is authorized to write covered call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75%, on an annual basis, of the average daily value of the Fund's net assets. For the six months ended February 29, 2000, MLAM earned fees of $24,557, all of which was voluntarily waived.


Merrill Lynch Asset Growth Fund, Inc., February 29, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                     Account       Distribution
                                 Maintenance Fee       Fee

Class B                                .25%           .75%
Class C                                .25            .75
Class D                                .25             --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 29, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:


                                       MLFD         MLPF&S

Class D                                $108          $49


For the six months ended February 29, 2000, MLPF&S received contingent deferred sales charges of $488 and $9 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $463 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 29, 2000.

During the six months ended February 29, 2000, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $604 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, FDS, PFD, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were $1,622,693 and $2,701,569, respectively.

Net realized gains (losses) for the six months ended February 29, 2000 and net unrealized gains as of February 29, 2000 were as follows:

                                     Realized
                                      Gains       Unrealized
                                     (Losses)       Gains

Long-term investments               $ 336,801     $1,501,945
Foreign currency transactions          (4,916)            20
Forward foreign exchange contracts       (794)        34,163
                                    ---------     ----------
Total                               $ 331,091     $1,536,128
                                    =========     ==========


As of February 29, 2000, net unrealized appreciation for Federal income tax purposes aggregated $1,501,945, of which $1,908,533 related to appreciated securities and $406,588 related to depreciated securities. At February 29, 2000, the aggregate cost of investments for Federal income tax purposes was $5,413,237.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions were $467,139 and $(3,790,567) for the six months ended February 29, 2000 and for the year ended August 31, 1999, respectively.


Class A Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                             9,435   $    109,603
Shares issued to shareholders in
reinvestment of distributions           5,545         60,277
                                    ---------   ------------
Total issued                           14,980        169,880
Shares redeemed                        (2,343)       (26,869)
                                    ---------   ------------
Net increase                           12,637   $    143,011
                                    =========   ============


Class A Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                            12,744   $    127,899
Shares issued to shareholders in
reinvestment of distributions           1,310         13,408
                                    ---------   ------------
Total issued                           14,054        141,307
Shares redeemed                      (183,352)    (1,989,426)
                                    ---------   ------------
Net decrease                         (169,298)  $ (1,848,119)
                                    =========   ============


Class B Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                            51,558   $    576,748
Shares issued to shareholders in
reinvestment of distributions          46,030        491,141
                                    ---------   ------------
Total issued                           97,588      1,067,889
Automatic conversion of shares         (1,276)       (14,371)
Shares redeemed                       (71,851)      (804,785)
                                    ---------   ------------
Net increase                           24,461   $    248,733
                                    =========   ============


Class B Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                           122,879   $  1,283,271
Shares issued to shareholders in
reinvestment of distributions           2,189         22,260
                                    ---------   ------------
Total issued                          125,068      1,305,531
Automatic conversion of shares         (3,770)       (41,509)
Shares redeemed                      (282,494)    (2,941,585)
                                    ---------   ------------
Net decrease                         (161,196)  $ (1,677,563)
                                    =========   ============


Class C Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                             2,645   $     28,377
Shares issued to shareholders in
reinvestment of distributions           4,004         42,448
                                    ---------   ------------
Total issued                            6,649         70,825
Shares redeemed                        (3,839)       (42,379)
                                    ---------   ------------
Net increase                            2,810   $     28,446
                                    =========   ============


Class C Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                             9,731   $    102,624
Shares issued to shareholders in
reinvestment of distributions             169          1,712
                                    ---------   ------------
Total issued                            9,900        104,336
Shares redeemed                       (24,212)      (257,180)
                                    ---------   ------------
Net decrease                          (14,312)  $   (152,844)
                                    =========   ============


Class D Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                             2,050   $     23,882
Automatic conversion of shares          1,251         14,371
Shares issued to shareholders in
reinvestment of distributions           2,687         29,338
                                    ---------   ------------
Total issued                            5,988         67,591
Shares redeemed                        (1,821)       (20,642)
                                    ---------   ------------
Net increase                            4,167   $     46,949
                                    =========   ============


Class D Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                            14,520   $    145,764
Automatic conversion of shares          3,712         41,509
Shares issued to shareholders in
reinvestment of distributions              91            935
                                    ---------   ------------
Total issued                           18,323        188,208
Shares redeemed                       (29,586)      (300,249)
                                    ---------   ------------
Net decrease                          (11,263)  $   (112,041)
                                    =========   ============


5. Commitments:
At February 29, 2000, the Fund had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $7,700.

6. Reorganization Plan:
On January 12, 2000, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch Global Allocation Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund, Merrill Lynch Asset Income Fund, Inc. and the Global Opportunity Portfolio of Merrill Lynch Asset Builder Program, Inc. in exchange for newly issued shares of Merrill Lynch Global Allocation Fund, Inc. These Funds are registered, non-diversified, open-end management investment companies, except for Global Opportunity Port-folio, which is diversified. All four entities have a similar investment objective and are managed by MLAM.